Share-based Compensation - Summary of Stock Options and Share Rights and Changes (Detail)		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Pre-IPO Plans [Member] EUR (€)	Dec. 31, 2011 Pre-IPO Plans [Member] EUR (€)	Dec. 31, 2012 Post-IPO Plan [Member] USD ($)	Dec. 31, 2011 Post-IPO Plan [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, Outstanding at January 1	15,114,216	16,128,196	18,050,123	7,366,908	3,749,932
Stock options, Granted				4,972,081	4,045,537
Stock options, Exercised		(544,462)	(1,051,993)	(637,858)	(71,542)
Stock options, Forfeited		(469,518)	(869,934)	(791,017)	(357,019)
Stock options, Outstanding at December 31	15,114,216	15,114,216	16,128,196	10,910,114	7,366,908
Stock options, Exercisable at December 31		2,372,254	2,875,053	1,819,243	853,732
Weighted average exercise price, Outstanding, beginning balance		€ 24.46	€ 23.30	$ 15.49	$ 13.27
Weighted average exercise price, Granted				$ 23.36	$ 17.35
Weighted average exercise price, Exercised		€ 7.65	€ 6.61	$ 14.14	$ 13.27
Weighted average exercise price, Forfeited		€ 21.86	€ 22.08	$ 15.94	$ 13.65
Weighted average exercise price, Outstanding, ending balance		€ 25.14	€ 24.46	$ 19.12	$ 15.49
Weighted average exercise price, Exercisable, ending balance		€ 11.96	€ 12.46	$ 15.05	$ 13.27